Finance debt - Short and long term debt (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Short-term debt	€ 4,238	€ 4,092
Current portion of long-term debt	4,582	2,921
Long-term debt	21,570	21,716
Total borrowings	30,390	28,729
Banks
Borrowings
Short-term debt	2,941	2,810
Current portion of long-term debt	269	600
Long-term debt	921	1,116
Total borrowings	4,131	4,526
Ordinary bonds
Borrowings
Current portion of long-term debt	2,695	1,956
Long-term debt	19,641	19,535
Total borrowings	22,336	21,491
Sustainability-linked convertible bonds [member]
Borrowings
Current portion of long-term debt	9	9
Long-term debt	928	917
Total borrowings	937	926
Other financial institutions
Borrowings
Short-term debt	1,297	1,282
Current portion of long-term debt	1,609	356
Long-term debt	80	148
Total borrowings	€ 2,986	€ 1,786